CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - Balance sheets (Parenthetical) (Details) - $ / shares	Dec. 31, 2018	Jun. 01, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized (in shares)	10,000,000,000		1,312,839,230
Ordinary shares, shares issued (in shares)	880,659,899		49,318,860
Ordinary shares, shares outstanding (in shares)	880,659,899		49,318,860
Parent Company | Reportable Legal Entities
Ordinary shares, par value (in dollars per share)	$ 0.0001
Ordinary shares, shares authorized (in shares)	10,000,000,000		1,312,839,230
Ordinary shares, shares issued (in shares)			49,318,860
Ordinary shares, shares outstanding (in shares)			49,318,860
Series A convertible redeemable preferred shares
Convertible redeemable preferred shares par value (in dollars per share)			$ 0.0001
Convertible redeemable preferred shares, shares authorized (in shares)			50,000,000
Convertible redeemable preferred shares, shares issued (in shares)			50,000,000
Convertible redeemable preferred shares, shares outstanding (in shares)			50,000,000	50,000,000	50,000,000
Series A convertible redeemable preferred shares | Parent Company | Reportable Legal Entities
Convertible redeemable preferred shares par value (in dollars per share)			$ 0.0001
Convertible redeemable preferred shares, shares authorized (in shares)			50,000,000
Convertible redeemable preferred shares, shares issued (in shares)			50,000,000
Convertible redeemable preferred shares, shares outstanding (in shares)			50,000,000
Series A-1 convertible redeemable preferred shares
Convertible redeemable preferred shares par value (in dollars per share)			$ 0.0001
Convertible redeemable preferred shares, shares authorized (in shares)			4,910,890
Convertible redeemable preferred shares, shares issued (in shares)			4,910,890
Convertible redeemable preferred shares, shares outstanding (in shares)			4,910,890	4,910,890
Series A-1 convertible redeemable preferred shares | Parent Company | Reportable Legal Entities
Convertible redeemable preferred shares par value (in dollars per share)			$ 0.0001
Convertible redeemable preferred shares, shares authorized (in shares)			4,910,890
Convertible redeemable preferred shares, shares issued (in shares)			4,910,890
Convertible redeemable preferred shares, shares outstanding (in shares)			4,910,890
Series B convertible redeemable preferred shares
Convertible redeemable preferred shares par value (in dollars per share)			$ 0.0001
Convertible redeemable preferred shares, shares authorized (in shares)			70,602,630
Convertible redeemable preferred shares, shares issued (in shares)			70,602,630
Convertible redeemable preferred shares, shares outstanding (in shares)			70,602,630	70,602,630	70,602,630
Series B convertible redeemable preferred shares | Parent Company | Reportable Legal Entities
Convertible redeemable preferred shares par value (in dollars per share)			$ 0.0001
Convertible redeemable preferred shares, shares authorized (in shares)			70,602,630
Convertible redeemable preferred shares, shares issued (in shares)			70,602,630
Convertible redeemable preferred shares, shares outstanding (in shares)			70,602,630
Series C convertible redeemable preferred shares
Convertible redeemable preferred shares par value (in dollars per share)			$ 0.0001
Convertible redeemable preferred shares, shares authorized (in shares)			97,267,680
Convertible redeemable preferred shares, shares issued (in shares)			97,267,680
Convertible redeemable preferred shares, shares outstanding (in shares)			97,267,680	97,267,680	97,267,680
Series C convertible redeemable preferred shares | Parent Company | Reportable Legal Entities
Convertible redeemable preferred shares par value (in dollars per share)			$ 0.0001
Convertible redeemable preferred shares, shares authorized (in shares)			97,267,680
Convertible redeemable preferred shares, shares issued (in shares)			97,267,680
Convertible redeemable preferred shares, shares outstanding (in shares)			97,267,680
Series D convertible redeemable preferred shares
Convertible redeemable preferred shares par value (in dollars per share)			$ 0.0001
Convertible redeemable preferred shares, shares authorized (in shares)			159,355,150
Convertible redeemable preferred shares, shares issued (in shares)			159,355,150
Convertible redeemable preferred shares, shares outstanding (in shares)			159,355,150	159,355,150	159,355,150
Series D convertible redeemable preferred shares | Parent Company | Reportable Legal Entities
Convertible redeemable preferred shares par value (in dollars per share)			$ 0.0001
Convertible redeemable preferred shares, shares authorized (in shares)			159,355,150
Convertible redeemable preferred shares, shares issued (in shares)			159,355,150
Convertible redeemable preferred shares, shares outstanding (in shares)			159,355,150
Series E convertible redeemable preferred shares
Convertible redeemable preferred shares par value (in dollars per share)			$ 0.0001
Convertible redeemable preferred shares, shares authorized (in shares)			89,477,490
Convertible redeemable preferred shares, shares issued (in shares)			89,477,490
Convertible redeemable preferred shares, shares outstanding (in shares)			89,477,490	89,477,490	89,477,490
Series E convertible redeemable preferred shares | Parent Company | Reportable Legal Entities
Convertible redeemable preferred shares par value (in dollars per share)			$ 0.0001
Convertible redeemable preferred shares, shares authorized (in shares)			89,477,490
Convertible redeemable preferred shares, shares issued (in shares)			89,477,490
Convertible redeemable preferred shares, shares outstanding (in shares)			89,477,490
Series F convertible redeemable preferred shares
Convertible redeemable preferred shares par value (in dollars per share)			$ 0.0001
Convertible redeemable preferred shares, shares authorized (in shares)			85,162,200
Convertible redeemable preferred shares, shares issued (in shares)			85,162,200
Convertible redeemable preferred shares, shares outstanding (in shares)			85,162,200	85,162,200	85,162,200
Series F convertible redeemable preferred shares | Parent Company | Reportable Legal Entities
Convertible redeemable preferred shares, shares authorized (in shares)			85,162,200
Convertible redeemable preferred shares, shares issued (in shares)			85,162,200
Convertible redeemable preferred shares, shares outstanding (in shares)			85,162,200
Series G convertible redeemable preferred shares
Convertible redeemable preferred shares par value (in dollars per share)			$ 0.0001
Convertible redeemable preferred shares, shares authorized (in shares)			130,384,730
Convertible redeemable preferred shares, shares issued (in shares)			130,384,730
Convertible redeemable preferred shares, shares outstanding (in shares)			130,384,730
Series G convertible redeemable preferred shares | Parent Company | Reportable Legal Entities
Convertible redeemable preferred shares par value (in dollars per share)			$ 0.0001
Convertible redeemable preferred shares, shares authorized (in shares)			130,384,730
Convertible redeemable preferred shares, shares issued (in shares)			130,384,730
Convertible redeemable preferred shares, shares outstanding (in shares)			130,384,730
Class A ordinary shares
Ordinary shares, shares issued (in shares)	839,850,038
Ordinary shares, shares outstanding (in shares)	839,850,038
Class A ordinary shares | Parent Company | Reportable Legal Entities
Ordinary shares, shares issued (in shares)	839,850,038
Ordinary shares, shares outstanding (in shares)	839,580,038
Class B ordinary shares
Ordinary shares, shares issued (in shares)	40,809,861
Ordinary shares, shares outstanding (in shares)	40,809,861
Class B ordinary shares | Parent Company | Reportable Legal Entities
Ordinary shares, shares issued (in shares)	40,809,861
Ordinary shares, shares outstanding (in shares)	40,809,861